2. Loans: Principal balances on non-accrual loans (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment, Nonaccrual Status	$ 24,783,149	$ 35,465,947
Cosumer Loans
Financing Receivable, Recorded Investment, Nonaccrual Status	23,124,540	33,680,602
Real Estate Loans
Financing Receivable, Recorded Investment, Nonaccrual Status	919,600	969,149
Sales Finance Contracts
Financing Receivable, Recorded Investment, Nonaccrual Status	$ 739,009	$ 816,196